LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Liabilities for the acquisition of a company (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Liabilities for the acquisitions of Vita IT, Vale Saúde Sempre and IPNET	R$ 233,349	R$ 88,888
Amnesty and Refinancing Programs for ICMS	R$ 484,654
Percentage of Loan (CDI) with Caixa Economica Federal	2.92%
Liabilities for the acquisition of a company - Vita IT | Telefnica Infraestrutura e Segurana Ltda.
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Capital contribution made	R$ 42,000
Total consideration for acquisition	196,663		R$ 110,220
Consideration based on contractual clauses	63,579	63,605
Vale Saúde Sempre | POP Internet Ltda ("POP")
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Capital contribution made	37,029
Total consideration for acquisition	62,033
Consideration based on contractual clauses	3,578	R$ 25,283
Business combination – IPNET [Member] | Cloudco [Member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Capital contribution made	60,007
Total consideration for acquisition	223,799
Consideration based on contractual clauses	R$ 166,192